INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
Reconciliation of net U.S. statutory federal income tax rates to the effective income tax rates is as follows:

RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	4	5	5
U.S. tax on repatriation of foreign earnings	(1)	1	2
State income taxes, net of federal income tax benefit	1	1	—
Utility repairs expenditures	(4)	(5)	(5)
Tax credits	(3)	(4)	(4)
Self-developed software expenditures	(3)	(3)	(3)
Resolution of prior years’ income tax items	—	(3)	(1)
Non-U.S. earnings taxed at lower statutory income tax rates	(3)	(2)	(2)
Allowance for equity funds used during construction	(2)	(2)	(2)
Foreign exchange and inflation effects	(2)	(2)	(2)
Share-based compensation	(2)	—	—
International tax reform	1	—	(1)
Other, net	—	(1)	(2)
Effective income tax rate	21%	20%	20%
SDG&E:
U.S. federal statutory income tax rate	35%	35%	35%
State income taxes, net of federal income tax benefit	5	5	5
Depreciation	5	4	4
SONGS tax regulatory asset write-off	—	—	2
Repairs expenditures	(4)	(4)	(4)
Self-developed software expenditures	(3)	(3)	(3)
Allowance for equity funds used during construction	(2)	(2)	(2)
Resolution of prior years’ income tax items	(1)	(2)	(2)
Variable interest entity	—	(1)	(1)
Share-based compensation	(1)	—	—
Other, net	(1)	—	—
Effective income tax rate	33%	32%	34%
SoCalGas:
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	9	8	8
State income taxes, net of federal income tax benefit	2	4	4
Repairs expenditures	(9)	(10)	(9)
Self-developed software expenditures	(6)	(6)	(5)
Resolution of prior years’ income tax items	2	(3)	(2)
Allowance for equity funds used during construction	(2)	(2)	(2)
Share-based compensation	(1)	—	—
Other, net	(1)	(1)	—
Effective income tax rate	29%	25%	29%

In 2016, 2015 and 2014, non-U.S. earnings taxed at lower statutory income tax rates than the U.S. are primarily related to operations in Mexico, Chile and Peru.
Foreign exchange and inflation effects for Sempra Energy Consolidated in 2016, 2015 and 2014 are primarily due to significant devaluation of the Mexican peso against the U.S. dollar.
Furthermore, our effective income tax rate was affected by international tax reform in Peru in 2016 and in both Peru and Chile in 2014.
We no longer plan to repatriate undistributed non-U.S. earnings and accordingly, in 2016, we reversed $20 million of U.S. income tax expense accrued on these earnings in 2015. We intend to indefinitely reinvest cumulative undistributed earnings from all of our non-U.S. subsidiaries and non-U.S. corporate joint ventures and use such earnings to support non-U.S operations. Therefore, we do not intend to use these cumulative undistributed earnings as a source of funding for U.S. operations. In 2014, we made distributions of approximately $288 million from our non-U.S. subsidiaries, $100 million of which was from previously taxed income and therefore not subject to additional U.S. federal income tax.
In 2016, we prospectively adopted ASU 2016-09 with an effective date of January 1, 2016. ASU 2016-09 requires excess tax benefits and tax deficiencies related to employee share-based payment transactions to be recorded in earnings, instead of in shareholders’ equity. We discuss the impact of adopting the provisions of this standard in Note 2.
In 2014, our effective income tax rate was affected by a $25 million state tax benefit due to the release of Louisiana state valuation allowance against a deferred tax asset associated with Cameron LNG developments. This benefit is included in “State Income Taxes, Net of Federal Income Tax Benefit” in the Sempra Energy Consolidated table above.
Also in 2014, the effective income tax rates for Sempra Energy Consolidated and SDG&E were impacted by a $17 million charge to reduce certain tax regulatory assets attributed to SDG&E’s investment in SONGS that we discuss in Note 13. This charge is included in “Resolution of Prior Years’ Income Tax Items” in the Sempra Energy Consolidated table above.
For SDG&E and SoCalGas, the CPUC requires flow-through rate-making treatment for the current income tax benefit or expense arising from certain property-related and other temporary differences between the treatment for financial reporting and income tax, which will reverse over time. Under the regulatory accounting treatment required for these flow-through temporary differences, deferred income tax assets and liabilities are not recorded to deferred income tax expense, but rather to a regulatory asset or liability, which impacts the current effective income tax rate. As a result, changes in the relative size of these items compared to pretax income, from period to period, can cause variations in the effective income tax rate. The following items are subject to flow-through treatment:

▪	repairs expenditures related to a certain portion of utility plant fixed assets

▪	the equity portion of AFUDC

▪	a portion of the cost of removal of utility plant assets

▪	utility self-developed software expenditures

▪	depreciation on a certain portion of utility plant assets

▪	state income taxes
The AFUDC related to equity recorded for regulated construction projects at Sempra Mexico has similar flow-through treatment.
The final decision in the 2016 General Rate Case (2016 GRC FD) issued by the CPUC in June 2016 affecting the California Utilities requires the establishment of a two-way income tax expense memorandum account for SDG&E and SoCalGas to track any revenue variances resulting from certain differences arising between the income tax expense forecasted in the 2016 GRC and the income tax expense incurred from 2016 through 2018. The variances to be tracked include tax expense differences relating to:

▪	net revenue changes;

▪	mandatory tax law, tax accounting, tax procedural, or tax policy changes; and

▪	elective tax law, tax accounting, tax procedural, or tax policy changes.
The account will remain open, and the balance in the account will be reviewed in subsequent general rate case (GRC) proceedings, until the CPUC decides to close the account. We believe the future disposition of these tracked balances may result in refunds being directed to ratepayers to the extent tax expense incurred is lower than forecasted tax expense in the GRC process as a result of certain flow-through item deductions, as described above, or other items. We discuss the memo account further in Note 14.
Differences arising from the forecasted amounts will be tracked in the two-way income tax expense tracking account, except for the equity portion of AFUDC, which is not subject to taxation. We expect that certain amounts recorded in the tracking account may give rise to regulatory assets or liabilities until the CPUC disposes with the account. The CPUC tracking account does not affect the recovery of income tax expense in FERC formulaic rates.
The geographic components of Income Before Income Taxes and Equity Earnings of Certain Unconsolidated Subsidiaries at Sempra Energy Consolidated are as follows:

GEOGRAPHIC COMPONENTS
(Dollars in millions)
	Pretax book income
	Years ended December 31,
	2016(1)	2015	2014
U.S.	$773	$1,189	$1,014
Non-U.S.	1,057	515	510
Total	$1,830	$1,704	$1,524

(1)
U.S. pretax book income decreased in 2016 at the California Utilities primarily due to the reallocation of prior years’ income tax benefits generated from income tax repairs deductions to ratepayers pursuant to the 2016 GRC FD, as we discuss in Note 14; at Sempra LNG & Midstream for the loss on permanent release of pipeline capacity, as we discuss in Note 15; and the impairment charge related to the investment in Rockies Express, as we discuss in Note 3. Non-U.S. pretax book income increased in 2016 primarily due to the noncash gain associated with the remeasurement of our equity interest in GdC, as we discuss in Note 3.

The components of income tax expense are as follows:

INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Current:
U.S. federal	$—	$3	$(10)
U.S. state	1	(24)	(7)
Non-U.S.	171	123	171
Total	172	102	154
Deferred:
U.S. federal	78	242	237
U.S. state	9	34	4
Non-U.S.	135	(32)	(91)
Total	222	244	150
Deferred investment tax credits	(5)	(5)	(4)
Total income tax expense	$389	$341	$300
SDG&E:
Current:
U.S. federal	$—	$12	$(5)
U.S. state	22	77	52
Total	22	89	47
Deferred:
U.S. federal	223	233	220
U.S. state	38	(35)	5
Total	261	198	225
Deferred investment tax credits	(3)	(3)	(2)
Total income tax expense	$280	$284	$270
SoCalGas:
Current:
U.S. federal	$—	$(1)	$2
U.S. state	40	12	7
Total	40	11	9
Deferred:
U.S. federal	123	122	117
U.S. state	(18)	7	15
Total	105	129	132
Deferred investment tax credits	(2)	(2)	(2)
Total income tax expense	$143	$138	$139

We show the components of deferred income taxes at December 31 for Sempra Energy Consolidated, SDG&E and SoCalGas in the tables below:

DEFERRED INCOME TAXES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2016	2015
Deferred income tax liabilities:
Differences in financial and tax bases of fixed assets, investments and other assets(1)	$6,111	$5,283
Regulatory balancing accounts	783	745
Property taxes	63	61
Other deferred income tax liabilities	143	100
Total deferred income tax liabilities	7,100	6,189
Deferred income tax assets:
Tax credits	431	381
Net operating losses	2,304	1,856
Compensation-related items	252	252
Postretirement benefits	434	446
Other deferred income tax assets	87	179
Accrued expenses not yet deductible	112	72
Deferred income tax assets before valuation allowances	3,620	3,186
Less: valuation allowances	31	34
Total deferred income tax assets	3,589	3,152
Net deferred income tax liability(2)	$3,511	$3,037

(1)	In addition to the financial over tax basis differences in fixed assets, the amount also includes financial over tax basis differences in various interests in partnerships and certain subsidiaries.

(2)
At December 31, 2016 and 2015, includes $234 million and $120 million, respectively, recorded as a noncurrent asset and $3,745 million and $3,157 million, respectively, recorded as a noncurrent liability on the Consolidated Balance Sheets.

DEFERRED INCOME TAXES – SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2016	2015	2016	2015
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$2,549	$2,392	$1,699	$1,473
Regulatory balancing accounts	379	234	411	515
Property taxes	42	42	21	20
Other	10	5	4	5
Total deferred income tax liabilities	2,980	2,673	2,135	2,013
Deferred income tax assets:
Net operating losses	—	—	83	110
Tax credits	27	9	17	16
Postretirement benefits	98	90	244	268
Compensation-related items	8	11	32	42
State income taxes	—	46	19	13
Accrued expenses not yet deductible	7	36	20	20
Other	11	9	11	12
Total deferred income tax assets	151	201	426	481
Net deferred income tax liability	$2,829	$2,472	$1,709	$1,532

The following table summarizes our unused net operating losses (NOL) and tax credit carryforwards at December 31, 2016.

NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS
(Dollars in millions)
	Unused amount at December 31, 2016	Year expiration begins
Sempra Energy Consolidated:
U.S. federal(1):
NOLs	$5,514	2031
General business tax credits	329	2032
Foreign tax credits	62	2024
U.S. state(2):
NOLs	2,836	2017
General business tax credits	44	2017
Non-U.S.(2)	843	2017
SDG&E:
U.S. federal(1):
NOLs	$39	2032
General business tax credits	19	2031
SoCalGas:
U.S. federal(1):
NOLs	$289	2032
General business tax credits	12	2031

(1)	We have recorded deferred income tax benefits on these NOLs and tax credits, in total, because we currently believe they will be realized on a more-likely-than-not-basis.

(2)	We have not recorded deferred income tax benefits on a portion of these NOLs and tax credits because we currently believe they will not be realized on a more-likely-than-not-basis, as discussed below.

At December 31, 2016, Sempra Energy recorded a valuation allowance against a portion of its total deferred income tax assets, as shown above in the “Deferred Income Taxes – Sempra Energy Consolidated” table. A valuation allowance is recorded when, based on more-likely-than-not criteria, negative evidence outweighs positive evidence with regard to our ability to realize a deferred income tax asset in the future. Of the valuation allowances recorded to date, the negative evidence outweighs the positive evidence primarily due to cumulative pretax losses in various U.S. state and non-U.S. jurisdictions resulting in a deferred income tax asset related to NOLs, as discussed in the “Net Operating Losses and Tax Credit Carryforwards” table above, that we currently do not believe will be realized on a more-likely-than-not basis. Of Sempra Energy’s total valuation allowance of $31 million at December 31, 2016, $1 million is related to non-U.S. NOLs and $30 million to U.S. state NOLs and tax credits. Of Sempra Energy’s total valuation allowance of $34 million at December 31, 2015, $6 million was related to non-U.S. NOLs and $28 million to U.S. state NOLs and tax credits.
At December 31, 2016, Sempra Energy had not recognized a U.S. deferred income tax liability related to a $4.6 billion basis difference between its financial statement and income tax investment amount in its non-U.S. subsidiaries and non-U.S. corporate joint ventures. This basis difference consists of cumulative undistributed earnings that we expect to reinvest indefinitely outside of the U.S. These cumulative undistributed earnings have previously been reinvested or will be reinvested in active non-U.S. operations, thus we do not intend to use these earnings as a source of funding for U.S. operations. It is not practical to determine the hypothetical unrecognized amount of U.S. deferred income taxes that might be payable if the cumulative undistributed earnings were eventually distributed or the investments were sold.
Following is a summary of unrecognized income tax benefits:

SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Total	$90	$87	$117
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(87)	$(83)	$(114)
increase the effective tax rate(1)	36	32	21
SDG&E:
Total	$22	$20	$14
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(19)	$(16)	$(11)
increase the effective tax rate(1)	13	11	6
SoCalGas:
Total	$29	$27	$19
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(29)	$(27)	$(19)
increase the effective tax rate(1)	24	21	15

(1)	Includes temporary book and tax differences that are treated as flow-through for ratemaking purposes, as discussed above.

Following is a reconciliation of the changes in unrecognized income tax benefits for the years ended December 31:

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2016	2015	2014
Sempra Energy Consolidated:
Balance as of January 1	$87	$117	$90
Increase in prior period tax positions	2	10	37
Decrease in prior period tax positions	(2)	—	—
Increase in current period tax positions	6	8	5
Settlements with taxing authorities	(3)	(48)	(15)
Balance as of December 31	$90	$87	$117
SDG&E:
Balance as of January 1	$20	$14	$17
Increase in prior period tax positions	—	5	2
Increase in current period tax positions	2	2	—
Settlements with taxing authorities	—	(1)	(5)
Balance as of December 31	$22	$20	$14
SoCalGas:
Balance as of January 1	$27	$19	$13
Increase in prior period tax positions	—	2	2
Decrease in prior period tax positions	(2)	—	—
Increase in current period tax positions	4	6	4
Balance as of December 31	$29	$27	$19

It is reasonably possible that within the next 12 months, unrecognized income tax benefits could decrease due to the following:

POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments	$(2)	$(2)	$—
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities	(36)	(32)	(61)
	$(38)	$(34)	$(61)
SDG&E:
Expiration of statutes of limitations on tax assessments	$(1)	$(1)	$—
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities	(10)	(8)	(9)
	$(11)	$(9)	$(9)
SoCalGas:
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities	$(25)	$(22)	$(15)

Amounts accrued for interest and penalties associated with unrecognized income tax benefits are included in income tax expense on the Consolidated Statements of Operations. We summarize the amounts accrued at December 31 on the Consolidated Balance Sheets for interest and penalties associated with unrecognized income tax benefits and the related expense in the table below.

INTEREST AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Interest and penalties			Accrued interest and penalties
	Years ended December 31,			December 31,
	2016	2015	2014	2016	2015
Sempra Energy Consolidated:
Interest (income) expense	$—	$(2)	$(4)	$1	$1
Penalties	—	—	(3)	—	—
SDG&E:
Interest income	$—	$—	$(1)	$—	$—

Penalties accrued and expensed at SDG&E and interest and penalties accrued and expensed at SoCalGas in all periods presented were zero or negligible.
INCOME TAX AUDITS
Sempra Energy is subject to U.S. federal income tax as well as income tax of multiple state and non-U.S. jurisdictions. We remain subject to examination for U.S. federal tax years after 2010. We are subject to examination by major state tax jurisdictions for tax years after 2008. Certain major non-U.S. income tax returns for tax years 2008 through the present are open to examination. We are also open to examination for non-U.S. income tax returns related to our prior interest in our commodities business, which we divested in 2010, for years 1996 through 2010.
In addition, we have filed federal refund claims for the 2009 and 2010 tax years; however, no additional tax may be assessed by the Internal Revenue Service (IRS) for pre-2011 tax years. We have also filed state refund claims for tax years back to 2006. The pre-2009 tax years for our major state tax jurisdictions are closed to new issues, therefore, no additional tax may be assessed by the taxing authorities for these tax years.
SDG&E and SoCalGas are subject to U.S. federal income tax as well as income tax of state jurisdictions. They remain subject to examination for U.S. federal tax years after 2010 and by state tax jurisdictions for tax years after 2008.